Related Party Transactions (Details Narrative 1) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 25, 2022	Mar. 22, 2022	Dec. 15, 2020	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Aug. 10, 2023	Mar. 10, 2022
Note purchase agreement description										(1) the 2023 Notes until paid in full; (2) then to the 2022 Bridge Notes until paid in full; (3) then to the Delayed Draw Terms Notes until paid in full; and (4) then to the Senior Secured Notes. All borrowings under the Notes are collateralized by substantially all assets of the Company secured by liens and guaranteed by the Company’s subsidiaries. The Notes provide for a default interest rate equal to the rate of interest in effect at the time of default plus 4.0%, along with other provision for acceleration of the Notes under certain conditions. The Notes provide for certain affirmative covenants, including certain financial reporting obligations.
Issuance of common stock in connection with public offering, shares
Issuance of common stock in connection with public offering											$ 30,490	$ 30,490	$ 19,838
Sale of stock, price per share																$ 8.25
Proceeds from issuance of private placement													20,005
Stock repurchased during period, shares
Share price per share			$ 10.61				$ 10.61					$ 10.61
Stock repurchase value
Restricted Stock [Member]
Sale of stock, price per share						$ 4
Shares issued price per share						$ 88.00
Stock repurchased during period, shares						764				26,214		26,214	22,178
Share price per share						$ 88.00
Proceeds from common stock						$ 67
Mr. Edmonson [Member] | Restricted Stock [Member]
Stock repurchased during period, shares											3,056
Stock repurchase value											$ 269
Stock Purchase Agreements [Member]
Proceeds from issuance of private placement		$ 1,232
Stock Purchase Agreements [Member] | Allred Trust HHA [Member]
Issuance of common stock in connection with public offering, shares	32,000
Stock Purchase Agreements [Member] | Allred Trust NLA [Member]
Issuance of common stock in connection with public offering, shares	32,000
Stock Purchase Agreements [Member] | H Hunt Allred [Member]
Issuance of common stock in connection with public offering, shares	64,000
Issuance of common stock in connection with public offering	$ 248
Stock Purchase Agreements [Member] | 180 Degree Capital Corp [Member]
Issuance of common stock in connection with public offering, shares	195,529
Issuance of common stock in connection with public offering	$ 759
Stock Purchase Agreements [Member] | Daniel Shribman [Member]
Issuance of common stock in connection with public offering, shares	25,773
Issuance of common stock in connection with public offering	$ 100
Stock Purchase Agreements [Member] | Ross Levinsohn [Member]
Issuance of common stock in connection with public offering, shares	25,773
Issuance of common stock in connection with public offering	$ 100
Stock Purchase Agreements [Member] | Paul Edmonson [Member]
Issuance of common stock in connection with public offering, shares	6,443
Issuance of common stock in connection with public offering	$ 25
Series H Convertible Preferred Stock [Member]
Issuance of common stock in connection with public offering, shares				70,380	70,380
Common Stock [Member]
Issuance of common stock in connection with public offering, shares											4,181,603	4,181,603	1,299,027
Issuance of common stock in connection with public offering											$ 42	$ 42	$ 13
Stock repurchased during period, shares											(26,214)
Stock repurchase value
B.Riley [Member]
Paid in cash			$ 204				$ 204	$ 3,065	$ 1,856	$ 9,068	5,507
Legal fees											$ 2,440
Debt instrument, face amount														$ 6,000
Fee incurred														$ 297
B.Riley [Member] | Series H Convertible Preferred Stock [Member]
Preferred Stock issued onversion price															$ 7.26
Preferred Stock issued upon conversion															134,550
B.Riley [Member] | Direct Offering [Member]
Sale of stock, price per share	$ 3.88	$ 3.88
B.Riley [Member] | Common Stock [Member] | Direct Offering [Member]
Issuance of common stock in connection with public offering, shares	1,009,021
Issuance of common stock in connection with public offering	$ 3,915
Purchasers [Member] | Stock Purchase Agreements [Member]
Sale of stock, price per share	$ 3.88	$ 3.88
Sale of stock, number of shares issued in transaction	317,518	2,963,918
Shares issued price per share	$ 3.88	$ 3.88
Proceeds from common stock		$ 11,144